RISK MANAGEMENT - Liquidity Risk - Percentage of IRL ratio (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	1328.00%	673.00%
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	222.00%	132.00%
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	744.00%	348.00%
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	145.00%	180.00%
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	463.00%	525.00%
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	143.00%	154.00%
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	488.00%	829.00%
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	127.00%	167.00%
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	358.00%	221.00%
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	168.00%	169.00%